Investments and Cash Held in Trust	6 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Investments and Cash Held in Trust	7. Investments and Cash Held in Trust As of June 3 0 , 2021, investment securities in the Company’s Trust Account consist of $450,018,248 in money market funds.